SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2023	Aug. 02, 2022
Allowance for doubtful accounts		$ 0	$ 0
Advertising costs		0	192
Right of use asset					$ 8,704
Operating lease liabilities				$ 8,704	$ 8,704
Borrowing rate					5.00%
Decrease in operating lease liabilities		(356)	$ 0
IRS penalty amount		$ 47,030
RQS [Member]
Ownership interest		10.00%
Series B And Series A Preferred Stock [Member]
Conversion rate of preferred to common stock		100
Convertible Series B Preferred Stock [Member]
Antidilutive shares		8,000,000	8,000,000
Hong Kong Office Facility [Member]
Decrease in operating lease liabilities	$ 6,080